UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  May 31, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2017

Investment Advisor

People’s Securities, Inc.,
doing business as Gerstein Fisher
565 Fifth Avenue, 27th Floor
New York, New York  10017

Phone: 800-473-1155
www.gersteinfisherfunds.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLES	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	15
STATEMENT OF ASSETS AND LIABILITIES	44
STATEMENT OF OPERATIONS	46
STATEMENTS OF CHANGES IN NET ASSETS	48
FINANCIAL HIGHLIGHTS	52
NOTES TO FINANCIAL STATEMENTS	58
NOTICE OF PRIVACY POLICY & PRACTICES	72
ADDITIONAL INFORMATION	73

Dear Fellow Shareholders,

Along with the rest of our team here at Gerstein Fisher, I want to thank you for entrusting us with your investments. Recognizing the importance of your financial investments to your future, we are honored to take on this responsibility, and do so with the utmost dedication and care.

Gerstein Fisher is focused on building and managing well-diversified, research-driven portfolios with the goal of offering investors consistent and efficient access to the performance of different markets and asset classes. With all the uncertainty in markets, we believe there is great value in a disciplined, thoughtfully structured investment approach such as ours that is grounded in fact and data and applied systematically.

We consider ourselves fortunate to work with investors who share our long-term philosophy on building wealth. Today and in the years to come, we will remain committed to managing investments with the same dedication, transparency, efficiency, and consistency we have embraced for more than two decades.

Sincerely,

Gregg. S. Fisher, CFA
Founder, Head of Quantitative Research & Portfolio Strategist

Review of Fund Performance

Gerstein Fisher Multi-Factor® Growth Equity Fund (GFMGX)

The six months ended May 31, 2017 were generally positive for U.S. equities and for U.S. growth equities specifically. The Gerstein Fisher Multi-Factor® Growth Equity Fund (the “Fund”) returned 11.74% for this period, compared to the Russell 1000® Growth Index, which returned 15.71% for the same six months.

As a result of the Fund’s diversified investment approach, with approximately 300 holdings and no individual holding constituting more than 5% of the total portfolio, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Fund’s performance relative to its benchmark index was due largely to targeted exposures to certain strategic risk factors that are components of our Multi-Factor® strategy. Performance attribution during the six-month period ended May 31, 2017 reveals that the Fund’s tilt to more profitable securities and those stocks with higher than average price momentum contributed positively to returns.  Price momentum is the tendency of winning stocks to continue to perform well in the short term.  The Fund’s tilt towards smaller-capitalization companies and more value-oriented securities contributed negatively when compared to the benchmark.

Since its inception in December 2009, the Fund has performed in line with our expectations. It is designed to be an all-cap U.S. growth equity portfolio with additional exposures to targeted, systematic risk factors that include profitability, value, and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures. Because our process is based on a scientifically grounded approach, we believe that over time the Gerstein Fisher Multi-Factor® Growth Equity Fund should continue to be well positioned to deliver a positive investment experience in the U.S. growth equity space, as well as to provide exposure to often overlooked factors within the domestic growth universe.

Gerstein Fisher Multi-Factor® International Growth Equity Fund (GFIGX)

Developed-market equities performed very well in the six months ended May 31, 2017, particularly from the perspective of U.S. investors. The Gerstein Fisher Multi-Factor® International Growth Equity Fund (the “Fund”) returned 20.33% for this period, compared to the MSCI EAFE Growth Index, which returned 20.05% during the same six months.

The Fund maintains a diversified exposure to over 200 securities and approximately 25 countries, and no individual holding constituted more than 5% of the total portfolio. Additionally, any single country’s exposure within the portfolio is limited to a maximum of approximately 15% of the Fund, providing a high degree of country-level diversification.  The Fund’s performance relative to its benchmark index was due largely to targeted exposures to certain strategic risk factors that are components of our Multi-Factor® strategy. Performance attribution during the six-month period ended May 31, 2017 reveals that the Fund’s tilt to more value-oriented securities and stocks with higher momentum characteristics contributed positively to return, while the exposure to smaller capitalization securities contributed negatively when compared to the benchmark.

Since its inception in January 2012, the Fund has performed in line with our expectations. It is designed to be a large-cap, developed-market growth equity portfolio with additional exposures to targeted, systematic risk factors that include profitability, value, and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures. Because our process is based on a scientifically grounded approach, we believe that the Gerstein Fisher Multi-Factor® International Growth Equity Fund should be well positioned to deliver a positive investment experience in the international-developed growth equity space, as well as provide exposure to often overlooked factors within the international growth equity universe.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (GFMRX)

Global real estate showed positive returns in the six months ended May 31, 2017. The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (the “Fund”) returned 8.67% for this period, while the FTSE EPRA/NAREIT Developed Net Return Index was up 7.09% for the same six months.

The Fund maintains a diversified exposure to over 200 securities and approximately 25 countries, and no individual holding constituted more than 5% of the total portfolio. The real estate exposure in the Fund is global in nature, with approximately 50% exposure to non-U.S. real estate securities.  The Fund’s outperformance relative to its benchmark index was due in large part to higher exposure to certain risk factors targeted by our Multi-Factor® strategy. Performance attribution during the six-month period ended May 31, 2017 reveals that the Fund’s tilt to real estate securities with higher than average price momentum, as well as to those with a lower valuation, contributed positively to returns, while the Fund’s tilt towards smaller-capitalization securities contributed negatively when compared to the benchmark.

Since its inception in April 2013, the Fund has performed in line with our expectations. It is designed to be a global real estate portfolio with additional exposures to targeted, systematic risk factors that include size, value, and momentum, while seeking to avoid non-systematic risks such as company or single-security overexposures. Because our process is based on a scientifically grounded approach, we believe that the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund should be well positioned to deliver a positive investment experience in the global real estate space, as well as to provide exposure to often overlooked factors within that investable universe.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible.

This strategy and mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities involve greater volatility and political, economic and currency risks as well as differences in accounting methods.  These risks are greater for emerging markets.  Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Growth stocks typically are relatively more expensive than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  The investment in options is not suitable for all investors.  The risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Funds may engage in short sales of securities, which involves the risk that losses may exceed the original amount invested.  A real estate investment trust’s (“REIT”) share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.  Unlike mutual funds, exchange-traded funds (“ETFs”) do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

Diversification does not assure a profit or protect against a loss in a declining market.

Index Definitions:

Russell 1000® Growth Index: The Russell 1000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market.  The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

MSCI EAFE Growth Index: The MSCI EAFE Growth Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada, focusing on companies with higher price-to-book ratios and higher forecasted growth values.  The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

FTSE EPRA/NAREIT Net Return Developed Index: The Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.

An investment cannot be made directly in an index.

Must be preceded or accompanied by a prospectus.

Gerstein Fisher Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/16–5/31/17).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of a Fund within sixty days of purchase.  Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Gerstein Fisher Funds
Expense Examples (Continued)
(Unaudited)

Gerstein Fisher Multi-Factor® Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2016 -
	December 1, 2016	May 31, 2017	May 31, 2017*
Actual	$1,000.00	$1,117.40	$5.23
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.00	$4.99

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® International Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2016 -
	December 1, 2016	May 31, 2017	May 31, 2017*
Actual	$1,000.00	$1,203.30	$6.04
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.45	$5.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2016 -
	December 1, 2016	May 31, 2017	May 31, 2017*
Actual	$1,000.00	$1,086.70	$5.20
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.95	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size. Equity securities may also include preferred stocks, ETFs that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may sell shares of securities short for hedging purposes.

Allocation of Portfolio Holdings as of May 31, 2017
(% of Investments)

* Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2017

	Gerstein Fisher	Russell 3000®	Russell 1000®
	Multi-Factor®	Growth Total	Growth Total
	Growth Equity	Return Index	Return Index(2)
One Year	18.56%	20.23%	20.27%
Three Year	9.51%	11.66%	11.92%
Five Year	15.16%	15.86%	15.98%
Since Inception (1/15/2010)(1)	13.34%	14.13%	14.21%

(1)	While the Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.
(2)
The Growth Equity Fund’s benchmark for comparison purposes has been changed from the Russell 3000® Growth Total Return Index to the Russell 1000® Growth Total Return Index as it is a more appropriate comparison.

Continued

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 3000® Growth Total Return Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Growth Total Return Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market.  The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	While the Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of international companies of any size, including foreign securities and securities of U.S. companies.  The Fund may invest in foreign securities, which may include securities of companies in emerging markets or less developed countries.  Equity securities include common stocks, preferred stocks, ETFs that invest in equities, individual stock options and options on stock indices.

Allocation of Portfolio Holdings as of May 31, 2017
(% of Investments)*

* Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2017

	Gerstein Fisher
	Multi-Factor®
	International	MSCI EAFE
	Growth Equity	Growth Index
One Year	12.58%	14.40%
Three Year	2.11%	3.29%
Five Year	11.72%	10.49%
Since Inception (1/27/12)	9.39%	8.28%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Continued

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI EAFE Growth Index consists of the growth portion (growth being a measure of price relative to book/value/cash flow) of the MSCI EAFE Index.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in income-producing common stocks and other real estate securities, including REITs.  The Fund may invest in equity securities (such as common, convertible and preferred stock) of real estate-related companies of any market capitalization.  Equity securities may also include ETFs that invest in real estate-related equities, individual stock options and options on indices.

Allocation of Portfolio Holdings as of May 31, 2017
(% of Investments)

* Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2017

	Gerstein Fisher	FTSE EPRA/
	Multi-Factor®	NAREIT
	Global Real	Developed Index
	Estate Securities	Net Total Return
One Year	4.34%	3.06%
Three Year	6.82%	3.85%
Since Inception (4/30/13)	5.04%	2.95%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

FTSE EPRA/NAREIT Developed Index Net Total Return is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.  By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and ETFs.  The index reflects the reinvestment of dividends and the application of the relevant withholding tax rates.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.83%
Accommodation – 1.18%
Marriott International, Inc.	28,634	$3,082,450
Pinnacle Entertainment, Inc. (a)	1,620	31,736
Wyndham Worldwide Corp.	2,287	230,964
		3,345,150
Administrative and Support Services – 0.77%
AECOM (a)	700	22,477
Broadridge Financial Solutions, Inc.	987	74,903
Landauer, Inc.	603	29,456
PayPal Holdings, Inc. (a)	2,537	132,457
Priceline Group, Inc. (a)	1,030	1,933,403
		2,192,696
Air Transportation – 2.44%
Alaska Air Group, Inc.	4,116	358,298
American Airlines Group, Inc.	293	14,184
Delta Air Lines, Inc.	2,008	98,653
SkyWest, Inc.	6,352	217,874
Southwest Airlines Co.	88,438	5,314,239
United Continental Holdings, Inc. (a)	11,495	915,807
		6,919,055
Ambulatory Health Care Services – 2.39%
Amedisys, Inc. (a)	87,820	5,262,174
Chemed Corp.	7,375	1,509,368
		6,771,542
Amusement, Gambling, and Recreation Industries – 0.01%
Global Payments, Inc.	302	27,666

Apparel Manufacturing – 0.46%
Michael Kors Holdings Ltd. (a)(c)	10,460	347,063
Sequential Brands Group, Inc. (a)	1,439	4,619
VF Corp.	17,664	950,323
		1,302,005
Beverage and Tobacco Product Manufacturing – 2.23%
Altria Group, Inc.	7,548	569,421
Coca-Cola Co.	8,071	366,988
Coca-Cola European Partners PLC (c)	8,088	331,931
MGP Ingredients, Inc.	12,771	654,003
PepsiCo, Inc.	22,578	2,638,691
Philip Morris International, Inc.	10,192	1,221,002
Reynolds American, Inc.	8,172	549,567
		6,331,603

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Broadcasting (except Internet) – 0.96%
CBS Corp.	3,848	$235,151
Comcast Corp.	790	32,935
Discovery Communications, Inc. – Class A (a)	12,315	326,347
Discovery Communications, Inc. – Class C (a)	20,060	518,150
Scripps Networks Interactive, Inc.	3,194	211,507
Walt Disney Co.	13,007	1,403,976
		2,728,066
Building Material and Garden Equipment and Supplies Dealers – 3.13%
BMC Stock Holdings, Inc. (a)	13,609	265,375
Home Depot, Inc.	42,020	6,450,490
Lowe’s Cos, Inc.	27,423	2,160,110
		8,875,975
Chemical Manufacturing – 7.79%
Abbott Laboratories	11,753	536,642
AbbVie, Inc.	32,942	2,174,831
Allergan PLC (c)	8,525	1,907,469
Bioverativ, Inc. (a)	18,005	991,895
Celgene Corp. (a)	18,593	2,127,225
Chemours Co.	34,487	1,379,135
E.I. du Pont de Nemours & Co.	579	45,695
Gilead Sciences, Inc.	34,148	2,215,864
Innophos Holdings, Inc.	493	20,849
Johnson & Johnson	20,281	2,601,038
Kimberly-Clark Corp.	209	27,114
LyondellBasell Industries NV (c)	15,131	1,218,348
Monsanto Co.	587	68,926
OMNOVA Solutions, Inc. (a)	2,846	24,618
Seattle Genetics, Inc. (a)	4,151	265,581
Supernus Pharmaceuticals, Inc. (a)	549	20,642
Trinseo SA (c)	100,361	6,468,266
		22,094,138
Clothing and Clothing Accessories Stores – 1.85%
American Eagle Outfitters, Inc.	54,825	630,487
Children’s Place, Inc.	12,698	1,373,924
DSW, Inc.	2,071	34,855
Finish Line, Inc.	46,425	655,057
Francesca’s Holdings Corp. (a)	1,826	23,117
Ross Stores, Inc.	7,942	507,653
TJX Companies, Inc.	18,420	1,385,368
Urban Outfitters, Inc. (a)	34,294	647,128
		5,257,589

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Computer and Electronic Product Manufacturing – 10.87%
Apple, Inc.	89,478	$13,668,659
Applied Materials, Inc.	31,247	1,433,612
Applied Optoelectronics, Inc. (a)(b)	1,563	109,129
ARRIS International PLC (a)(c)	38,421	1,077,325
Broadcom Ltd. (c)	5,485	1,313,548
Ciena Corp. (a)	971	22,799
Cirrus Logic, Inc. (a)	23,755	1,566,642
Dell Technologies, Inc. Class V (a)	2,630	182,496
Enphase Energy, Inc. (a)	1,788	1,359
Harris Corp.	14,076	1,578,764
Inphi Corp. (a)(b)	805	31,942
Intel Corp.	104,235	3,763,926
Juniper Networks, Inc.	42,476	1,245,821
Lam Research Corp.	6,398	992,778
MaxLinear, Inc. (a)	1,478	46,040
Medtronic PLC (c)	2,862	241,209
Microsemi Corp. (a)	9,859	484,175
NXP Semiconductors NV (a)(c)	445	48,905
Oclaro, Inc. (a)(b)	102,960	914,285
QUALCOMM, Inc.	20,278	1,161,321
Roper Technologies, Inc.	213	48,394
Rubicon Technology, Inc. (a)	610	6,100
Skyworks Solutions, Inc.	1,446	153,898
TTM Technologies, Inc. (a)	3,040	49,370
Western Digital Corp.	7,705	693,912
		30,836,409
Construction of Buildings – 1.12%
Dycom Industries, Inc. (a)	16,539	1,392,418
KB Home	1,575	33,043
LGI Homes, Inc. (a)(b)	765	24,786
MDC Holdings, Inc.	27,410	922,347
NVR, Inc. (a)	58	132,378
TRI Pointe Group, Inc. (a)	53,694	664,195
		3,169,167
Credit Intermediation and Related Activities – 1.43%
Altisource Portfolio Solutions SA (a)(b)(c)	80,210	1,650,722
Ameriprise Financial, Inc.	9,150	1,105,229
Regional Management Corp. (a)	10,100	202,000
Wells Fargo & Co.	14,808	757,281
Western Union Co.	1,254	23,851
World Acceptance Corp. (a)	4,012	313,417
		4,052,500

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Crop Production – 1.59%
Central Garden & Pet Co. (a)	156,128	$4,513,660

Data Processing, Hosting and Related Services – 3.10%
DST Systems, Inc.	5,484	662,577
MasterCard, Inc.	33,957	4,172,636
Visa, Inc.	41,652	3,966,520
		8,801,733
Educational Services – 0.94%
ITT Educational Services, Inc. (a)	3,750	37
Strayer Education, Inc.	30,128	2,664,822
		2,664,859
Electrical Equipment, Appliance, and Component Manufacturing – 0.80%
AO Smith Corp.	914	50,151
Helen of Troy Ltd. (a)(c)	9,021	820,911
iRobot Corp. (a)	4,098	379,966
Whirlpool Corp.	5,440	1,009,338
		2,260,366
Electronics and Appliance Stores – 0.13%
Aaron’s, Inc.	9,884	360,964

Food and Beverage Stores – 1.01%
GrubHub, Inc. (a)	683	29,690
Ingles Markets, Inc.	18,778	687,275
Kroger Co.	72,062	2,146,006
		2,862,971
Food Manufacturing – 0.74%
Blue Buffalo Pet Products, Inc. (a)(b)	16,688	392,001
Bunge Ltd. (c)	6,298	503,651
Dean Foods Co.	50,000	912,000
Farmer Brothers Co. (a)	4,694	140,820
Ingredion, Inc.	323	36,851
Kraft Heinz Co.	1,138	104,924
Snyder’s-Lance, Inc.	258	9,481
		2,099,728
Food Services and Drinking Places – 0.82%
Buffalo Wild Wings, Inc. (a)	499	71,706
Cracker Barrel Old Country Store, Inc. (b)	3,709	618,698
Darden Restaurants, Inc.	16,380	1,456,674
McDonald’s Corp.	801	120,863
Papa John’s International, Inc. (b)	546	43,991
		2,311,932

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Furniture and Related Product Manufacturing – 0.52%
Herman Miller, Inc.	7,630	$240,727
Kimball International, Inc.	12,980	222,996
Pier 1 Imports, Inc.	193,417	969,019
Select Comfort Corp. (a)	1,476	42,509
		1,475,251
General Merchandise Stores – 3.23%
Big Lots, Inc.	16,584	809,797
Burlington Stores, Inc. (a)	50,547	4,946,024
Dollar General Corp.	26,783	1,965,604
Macy’s, Inc.	6,271	147,369
Wal-Mart Stores, Inc.	16,460	1,293,756
		9,162,550
Health and Personal Care Stores – 1.78%
Express Scripts Holding Co. (a)	10,163	607,239
McKesson Corp.	14,745	2,404,762
Ulta Beauty, Inc. (a)	3,338	1,017,556
Walgreens Boots Alliance, Inc.	12,437	1,007,646
		5,037,203
Heavy and Civil Engineering Construction – 0.06%
Orion Group Holdings, Inc. (a)	23,650	168,625

Insurance Carriers and Related Activities – 5.69%
Anthem, Inc.	32,401	5,908,322
Cigna Corp.	13,167	2,122,916
Hanover Insurance Group, Inc.	1,761	146,850
Lincoln National Corp.	23,256	1,511,175
Prudential Financial, Inc.	11,060	1,159,641
Travelers Companies, Inc.	7,233	903,040
Universal Insurance Holdings, Inc.	57,856	1,426,150
Validus Holdings Ltd. (c)	55,614	2,969,788
		16,147,882
Leather and Allied Product Manufacturing – 0.15%
NIKE, Inc.	3,720	197,123
Skechers USA, Inc. (a)	8,975	229,042
		426,165
Machinery Manufacturing – 0.19%
Cummins, Inc.	3,251	512,683
Deere & Co.	261	31,962
		544,645

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Management of Companies and Enterprises – 0.30%
EchoStar Corp. (a)	470	$27,754
Tile Shop Holdings, Inc.	41,454	814,571
		842,325
Merchant Wholesalers, Durable Goods – 3.92%
3M Co.	5,453	1,114,975
American Axle & Manufacturing Holdings, Inc. (a)	1,942	29,344
Arrow Electronics, Inc. (a)	17,635	1,333,030
Builders FirstSource, Inc. (a)	5,697	77,821
General Cable Corp.	7,527	124,572
HD Supply Holdings, Inc. (a)	22,619	912,677
Henry Schein, Inc. (a)	361	66,413
Honeywell International, Inc.	491	65,298
Huntington Ingalls Industries, Inc.	35,084	6,869,798
KLA-Tencor Corp.	391	40,664
TrueCar, Inc. (a)	26,970	474,132
		11,108,724
Merchant Wholesalers, Nondurable Goods – 1.54%
Herbalife Ltd. (a)(b)(c)	40,701	2,921,518
Nu Skin Enterprises, Inc.	474	26,013
Univar, Inc. (a)	46,528	1,415,381
US Foods Holding Corp. (a)	430	12,883
		4,375,795
Mining (except Oil and Gas) – 0.07%
Martin Marietta Materials, Inc. (b)	171	38,321
US Silica Holdings, Inc.	3,910	148,580
		186,901
Miscellaneous Manufacturing – 1.76%
ABIOMED, Inc. (a)	12,426	1,707,705
Becton Dickinson & Co.	375	70,961
Brady Corp.	6,646	238,592
CR Bard, Inc.	202	62,101
JAKKS Pacific, Inc. (a)(b)	20,097	84,407
OraSure Technologies, Inc. (a)	66,412	1,000,829
Zimmer Biomet Holdings, Inc.	15,294	1,823,198
		4,987,793
Motion Picture and Sound Recording Industries – 0.74%
NetFlix, Inc. (a)	9,360	1,526,335
Time Warner, Inc.	5,646	561,721
		2,088,056

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Motor Vehicle and Parts Dealers – 0.09%
AutoZone, Inc. (a)	197	$119,366
Lithia Motors, Inc.	1,530	139,001
		258,367
Nonmetallic Mineral Product Manufacturing – 0.65%
GMS, Inc. (a)	56,275	1,837,942

Nonstore Retailers – 2.40%
Amazon.com, Inc. (a)	4,592	4,567,295
Duluth Holdings, Inc. (a)(b)	10,000	195,200
Nutrisystem, Inc.	39,443	2,053,008
		6,815,503
Nursing and Residential Care Facilities – 0.12%
Eldorado Resorts, Inc. (a)	14,367	298,111
Ensign Group, Inc.	2,122	39,003
		337,114
Oil and Gas Extraction – 0.85%
Evolution Petroleum Corp.	120,316	878,307
Parsley Energy, Inc. (a)	51,280	1,520,452
		2,398,759
Other Information Services – 5.12%
Alphabet, Inc. (a)	5,507	5,313,484
Brightcove, Inc. (a)	31,487	187,348
Facebook, Inc. (a)	30,916	4,682,537
Liberty Global PLC LILAC- Class C (a)(c)	72	1,509
NeuStar, Inc. (a)	72,885	2,416,138
Travelzoo (a)	10,411	107,754
Yelp, Inc. (a)	65,243	1,821,584
		14,530,354
Paper Manufacturing – 0.11%
International Paper Co.	5,915	312,785
Veritiv Corp. (a)(b)	113	4,995
		317,780
Performing Arts, Spectator Sports, and Related Industries – 3.00%
Boyd Gaming Corp.	2,079	52,827
Electronic Arts, Inc. (a)	74,478	8,440,592
International Game Technology PLC (c)	904	16,046
		8,509,465
Personal and Laundry Services – 0.02%
Weight Watchers International, Inc. (a)	2,691	70,773

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Plastics and Rubber Products Manufacturing – 0.61%
Goodyear Tire & Rubber Co.	50,929	$1,640,932
Newell Brands, Inc.	1,862	98,593
		1,739,525
Primary Metal Manufacturing – 0.28%
Global Brass & Copper Holdings, Inc.	1,779	53,904
Olympic Steel, Inc.	44,209	728,122
		782,026
Printing and Related Support Activities – 0.03%
Deluxe Corp.	768	52,347
Multi-Color Corp.	392	33,673
		86,020
Professional, Scientific, and Technical Services – 6.31%
Accenture PLC (c)	2,481	308,810
Amgen, Inc.	3,682	571,594
CACI International, Inc. (a)	4,293	528,468
Callidus Software, Inc. (a)	1,780	42,542
eBay, Inc. (a)	25,931	889,433
Ebix, Inc. (b)	38,604	2,136,731
F5 Networks, Inc. (a)	7,519	963,409
Gigamon, Inc. (a)	5,500	209,825
Groupon, Inc. (a)	315,965	951,055
Hackett Group, Inc.	33,659	493,441
Insperity, Inc.	14,879	1,122,621
International Business Machines Corp.	14,956	2,282,734
Itron, Inc. (a)	21,585	1,460,225
Meet Group, Inc. (a)	240,000	1,111,200
Mistras Group, Inc. (a)	5,028	105,186
Quotient Technology, Inc. (a)	62,334	685,674
VMware, Inc. (a)(b)	41,450	4,026,868
		17,889,816
Publishing Industries (except Internet) – 4.92%
Citrix Systems, Inc. (a)	1,323	109,200
EPAM Systems, Inc. (a)	1,225	102,753
ePlus, Inc. (a)	26,190	2,062,462
LogMeIn, Inc.	227	25,197
Microsoft Corp.	100,688	7,032,050
MicroStrategy, Inc. (a)	5,577	1,017,022
Mitek Systems, Inc. (a)	22,955	179,049
News Corp.	10,508	140,597
Oracle Corp.	42,407	1,924,854
TiVo Corp.	70,801	1,260,258
Twenty-First Century Fox, Inc.	3,908	105,125
		13,958,567

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Real Estate – 0.22%
RMR Group, Inc.	12,700	$623,570

Rental and Leasing Services – 0.47%
Aircastle Ltd. (c)	22,939	500,758
AMERCO	263	97,113
Neff Corp. (a)	8,830	150,110
United Rentals, Inc. (a)	5,362	583,010
		1,330,991
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 0.41%
BlackRock, Inc.	143	58,521
Waddell & Reed Financial, Inc.	199	3,331
Yum China Holdings, Inc. (a)	29,024	1,114,812
		1,176,664
Social Assistance – 0.10%
Care.com, Inc. (a)	18,670	286,958

Specialty Trade Contractors – 0.60%
Armstrong Flooring, Inc. (a)	20,379	376,808
Comfort Systems USA, Inc.	763	26,285
Quanta Services, Inc. (a)	42,644	1,307,465
		1,710,558
Sporting Goods, Hobby, Musical
Instrument, and Book Stores – 0.00%
Michaels Companies, Inc. (a)	416	8,041

Support Activities for Mining – 0.01%
Erin Energy Corp. (a)	6,132	10,731
Schlumberger Ltd. (c)	307	21,364
		32,095
Support Activities for Transportation – 0.21%
Expeditors International of Washington, Inc.	2,650	141,457
Lion Biotechnologies, Inc. (a)	19,413	99,977
Triton International Ltd. (c)	12,826	359,384
		600,818
Telecommunications – 1.27%
Acacia Communications, Inc. (a)(b)	4,030	189,571
ARC Group Worldwide, Inc. (a)	3,360	11,592
Argan, Inc.	706	41,689
AT&T, Inc.	50,708	1,953,779
T-Mobile US, Inc. (a)	15,127	1,019,863

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Telecommunications – 1.27% (Continued)
Verizon Communications, Inc.	4,395	$204,983
Vonage Holdings Corp. (a)	27,701	191,414
		3,612,891
Transportation Equipment Manufacturing – 6.15%
Boeing Co.	9,205	1,727,134
BorgWarner, Inc.	354	15,049
Commercial Vehicle Group, Inc. (a)	3,726	30,106
Lawson Products, Inc. (a)	3,702	78,853
Lear Corp.	52,249	7,787,191
Lockheed Martin Corp.	25,153	7,071,263
Marine Products Corp.	11,215	152,636
Meritor, Inc. (a)	2,416	37,617
Tenneco, Inc.	9,498	539,961
		17,439,810
Truck Transportation – 0.00%
YRC Worldwide, Inc. (a)	1,440	13,234

Utilities – 0.05%
Genie Energy Ltd.	2,002	15,395
Ormat Technologies, Inc.	2,151	128,028
		143,423
Wood Product Manufacturing – 0.12%
Ply Gem Holdings, Inc. (a)	20,286	331,676
Total Common Stocks (Cost $191,654,103)		283,174,429

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 4.52%
Money Market Fund – 4.52%
First American Government Obligation Fund – Class Y 0.39% (d)	12,832,886	12,832,886
Total Investment Purchased with Proceeds
from Securities Lending (Cost $12,832,886)		12,832,886

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.16%
Money Market Fund – 0.16%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, .675% (d)	465,234	$465,234
Total Short-Term Investments (Cost $465,234)		465,234
Total Investments (Cost $204,952,223) – 104.51%		296,472,549
Liabilities in Excess of Other Assets – (4.51)%		(12,794,163)
TOTAL NET ASSETS – 100.00%		$283,678,386

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan.
(c)	Foreign issued security.
(d)	Seven day yield as of May 31, 2017.

Abbreviations:
LiLAC	Liberty Latin America and Caribbean Group
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.59%
Australia – 10.36%
AGL Energy Ltd.	995	$19,475
Alumina Ltd.	11,746	16,763
Bank of Queensland Ltd.	57,633	477,649
CIMIC Group Ltd.	49,568	1,491,715
Cochlear Ltd.	9,370	1,020,448
CSL Ltd.	9,077	872,724
Fortescue Metals Group Ltd.	408,308	1,468,325
Medibank Private Ltd.	216,803	442,901
Newcrest Mining Ltd.	34,673	543,385
Qantas Airways Ltd.	888,824	3,310,970
QBE Insurance Group Ltd.	2,749	26,382
Ramsay Health Care Ltd.	2,782	142,483
Sonic Healthcare Ltd.	6,174	106,144
South32 Ltd.	435,897	854,800
Sydney Airport	6,644	36,673
TPG Telecom Ltd.	383,819	1,679,983
Treasury Wine Estates Ltd.	449,089	4,346,574
Wesfarmers Ltd.	608	19,288
Woolworths Ltd.	390	7,549
		16,884,231
Austria – 0.08%
ANDRITZ AG	2,165	130,063

Belgium – 3.07%
Anheuser-Busch InBev SA/NV	10,242	1,196,858
Colruyt SA	44,261	2,448,725
KBC Group NV	4,675	352,066
UCB SA	1,154	81,427
Umicore SA	13,900	920,518
		4,999,594
Bermuda – 0.16%
Cheung Kong Infrastructure Holdings Ltd.	30,930	266,380

Cayman Islands – 0.06%
WH Group Ltd. (c)	100,000	93,682

Denmark – 2.81%
AP Moller – Maersk A/S	15	28,588
Coloplast A/S	10,733	919,225
Novo Nordisk A/S	28,844	1,224,558
Pandora A/S	25,210	2,384,658
Tryg A/S	895	18,395
		4,575,424

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Finland – 0.72%
Neste OYJ	27,642	$1,096,855
Nokia OYJ	7,267	46,008
Stora Enso OYJ	2,458	31,083
		1,173,946
France – 9.63%
Aeroports de Paris	3,680	562,341
Alstom SA (a)	23,538	824,613
Arkema SA	22,900	2,394,606
Atos SE	27,226	3,906,301
Bureau Veritas SA	562	12,879
Credit Agricole SA (b)	156,912	2,411,698
Danone SA	2,781	206,710
Dassault Systemes SE	2,934	270,544
Essilor International SA	1,617	214,963
Imerys SA	886	76,787
Legrand SA	1,384	94,972
L’Oreal SA	1,861	398,090
Pernod Ricard SA	2,332	316,431
Peugeot SA	140,278	2,773,996
Remy Cointreau SA	227	24,901
Societe BIC SA	2,222	271,284
Thales SA	7,552	834,763
Wendel SA	620	94,585
		15,690,464
Germany – 12.17%
Adidas AG	6,104	1,170,190
Bayer AG	3,467	460,672
Bayerische Motoren Werke AG – Preference Shares	377	31,045
Continental AG	4,446	990,258
Covestro AG (c)	19,851	1,487,763
Daimler AG	564	41,014
Deutsche Boerse AG	938	97,624
Deutsche Lufthansa AG	169,762	3,302,706
Deutsche Post AG	21,096	771,409
Fresenius Medical Care AG & Co. KGaA	1,091	104,350
Fresenius SE & Co. KGaA	17,408	1,491,270
GEA Group AG	1,632	67,096
HeidelbergCement AG	10,482	976,908
Henkel AG & Co. KGaA	5,764	716,433
HUGO BOSS AG	98	7,388
Infineon Technologies AG	105,569	2,337,786
Kabel Deutschland Holding AG	7,275	937,784
Merck KGaA	12,294	1,485,464

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Germany – 12.17% (Continued)
OSRAM Licht AG	23,352	$1,789,238
Porsche Automobil Holding SE – Preference Shares	5,343	306,458
Symrise AG	15,013	1,080,107
United Internet AG	1,250	68,869
Volkswagen AG – Preference Shares	634	95,536
		19,817,368
Hong Kong – 0.73%
Cathay Pacific Airways Ltd.	72,334	105,748
HKT Trust & HKT Ltd.	822,000	1,075,951
		1,181,699
Ireland – 1.33%
DCC PLC	9,585	911,616
James Hardie Industries PLC	24,488	356,553
Paddy Power Betfair PLC	8,564	899,578
		2,167,747
Israel – 0.69%
Bank Leumi Le-Israel BM (a)	4,909	24,012
Mizrahi Tefahot Bank Ltd.	56,633	1,007,470
Nice Ltd.	1,147	89,264
		1,120,746
Italy – 0.49%
Leonardo SpA	43,778	771,084
Rizzoli Corriere Della Sera Mediagroup SpA (a)	14,241	21,743
Saipem SpA (a)	131	533
		793,360
Japan – 14.97%
Acom Co. Ltd. (a)	12,800	54,079
Asahi Glass Co. Ltd.	178,000	1,452,151
Astellas Pharma, Inc.	1,129	14,270
Bridgestone Corp.	393	16,512
Brother Industries Ltd.	32,170	713,329
Calbee, Inc.	1,904	73,739
Casio Computer Co. Ltd.	935	14,511
Fujitsu Ltd.	63,288	461,290
Hakuhodo DY Holdings, Inc.	7,400	97,888
Hitachi Chemical Co. Ltd.	13,922	384,542
Hitachi High-Technologies Corp.	12,086	479,323
ITOCHU Corp.	110,730	1,571,635
Japan Airlines Co. Ltd.	4,633	135,814
Kaneka Corp.	45,956	348,620
Keisei Electric Railway Co. Ltd.	2,104	53,675
Koito Manufacturing Co. Ltd.	1,931	101,808

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Japan – 14.97% (Continued)
Konami Holdings Corp.	56,700	$2,784,572
Kose Corp.	10,729	1,158,103
MEIJI Holdings Co. Ltd.	13,828	1,130,978
MINEBEA MITSUMI Inc.	1,554	25,311
Mitsubishi Tanabe Pharma Corp.	30,000	667,223
Mitsui Chemicals, Inc.	109,053	542,262
Nagoya Railroad Co. Ltd.	3,535	16,509
NGK Spark Plug Co. Ltd.	1,795	36,533
NH Foods Ltd.	829	26,004
Nisshin Seifun Group, Inc.	59,513	982,713
Nissin Foods Holdings Co. Ltd.	1,237	78,091
Nitori Holdings Co. Ltd.	16,679	2,438,965
Omron Corp.	321	13,405
Ono Pharmaceutical Co. Ltd.	13,990	290,985
Otsuka Holdings Co. Ltd.	22,570	1,018,065
Panasonic Corp.	39,068	500,984
Pola Orbis Holdings, Inc.	44,112	1,234,807
Sekisui House Ltd.	1,049	17,995
Shimizu Corp.	64,971	654,444
Shionogi & Co., Inc.	6,447	344,745
Shiseido Co., Ltd.	37,300	1,255,259
SoftBank Group Corp.	4,509	366,090
Start Today Co. Ltd.	17,391	434,129
Subaru Corp.	38	1,285
Sumitomo Dainippon Pharma Co. Ltd.	81,677	1,246,745
Sumitomo Rubber Industries Ltd.	955	16,281
Toyota Motor Corp.	232	12,450
Yamaha Corp.	919	29,709
Yamazaki Baking Co. Ltd.	52,539	1,088,346
		24,386,174
Jersey – 1.04%
Glencore PLC (a)	58,027	213,741
Shire PLC	19,020	1,095,401
Wolseley PLC	5,831	384,810
		1,693,952
Luxembourg – 0.01%
Tenaris SA	636	9,635

Netherlands – 8.78%
AerCap Holdings NV (a)	16,666	733,637
Airbus SE	3,828	314,820
Akzo Nobel NV	446	37,277
Ferrari NV	3,156	273,380

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Netherlands – 8.78% (Continued)
Fiat Chrysler Automobiles NV (a)	210,214	$2,221,249
Heineken Holding NV	16,716	1,553,971
Heineken NV	14,853	1,462,141
ING Groep NV	92,356	1,550,090
Koninklijke Ahold Delhaize NV	125,568	2,771,460
NN Group NV	74,158	2,670,715
Randstad Holding NV	1,208	70,023
STMicroelectronics NV	12,576	206,854
Unilever NV	4,421	251,842
Wolters Kluwer NV	4,335	190,278
		14,307,737
New Zealand – 0.19%
Auckland International Airport Ltd.	27,336	135,314
Spark New Zealand Ltd.	66,637	177,541
		312,855
Norway – 0.56%
Marine Harvest ASA (a)	21,415	374,397
Orkla ASA	15,891	159,000
Statoil ASA	21,276	371,011
		904,408
Portugal – 0.18%
Banco Espirito Santo SA	36,955	—
Jeronimo Martins SGPS SA	14,648	291,753
		291,753
Singapore – 1.61%
ComfortDelGro Corp. Ltd.	916,785	1,588,797
Fraser & Neave Ltd.	14,289	24,062
Jardine Cycle & Carriage Ltd.	2,728	86,341
Singapore Airlines Ltd.	22,715	164,298
StarHub Ltd.	390,601	762,004
		2,625,502
Spain – 3.07%
Abertis Infraestructuras SA	632	11,576
Aena SA (c)	3,690	745,632
Amadeus IT Group SA	20,437	1,193,438
CaixaBank SA	169,712	803,006
Ferrovial SA	716	16,162
Industria de Diseno Textil SA	6,310	258,580
International Consolidated Airlines Group SA	77,977	608,901
Red Electrica Corp SA	60,831	1,365,871
		5,003,166

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Sweden – 3.68%
Assa Abloy AB	2,082	$46,762
Boliden AB	73,301	2,003,968
Holmen AB	303	13,627
Investor AB	49,404	2,282,401
Svenska Cellulosa AB SCA	32,519	1,147,071
Swedish Match AB	14,706	495,972
		5,989,801
Switzerland – 10.87%
Actelion Ltd. (a)	13,692	3,888,654
Aryzta AG (a)	34,195	1,080,237
Cie Financiere Richemont SA	138	11,547
Coca-Cola HBC AG (a)	4,221	122,648
EMS-Chemie Holding AG	2,820	1,982,616
Lonza Group AG (a)	17,572	3,643,586
Nestle SA	14,856	1,268,429
Novartis AG	8,912	729,316
Roche Holding AG	4,748	1,303,559
Sonova Holding AG	111	18,386
Swatch Group AG	281	21,450
Swiss Re AG	28,660	2,613,232
UBS Group AG (a)	3,540	56,422
Vifor Pharma AG	8,240	969,349
		17,709,431
United Kingdom – 12.32%
3i Group PLC	227,186	2,622,634
Anglo American PLC (a)	42,959	573,020
Antofagasta PLC	35,885	371,441
Ashtead Group PLC	35,918	724,642
Auto Trader Group PLC (c)	46,960	252,203
Aviva PLC	11,767	79,834
BHP Billiton PLC	1,508	22,787
British American Tobacco PLC	21,321	1,525,353
Bunzl PLC	12,100	379,280
Carnival PLC	74,042	4,752,269
Compass Group PLC	50,454	1,088,543
Croda International PLC	1,316	67,302
Fresnillo PLC	34,200	695,317
GKN PLC	4,706	21,254
Imperial Brands PLC	8,797	411,629
InterContinental Hotels Group PLC	4,059	229,138
Intertek Group PLC	1,145	63,417
ITV PLC	41,951	105,828
Kingfisher PLC	2,816	11,778

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
United Kingdom – 12.32% (Continued)
London Stock Exchange Group PLC	6,424	$283,374
Mediclinic International PLC	13,277	138,297
Melrose Industries PLC	3,331	10,274
Mondi PLC	10,800	282,329
Persimmon PLC	26,733	847,117
Provident Financial PLC	2,500	98,308
RELX PLC	53,291	1,142,954
Rio Tinto PLC	1,017	40,613
Royal Mail PLC	10,104	57,487
Sage Group PLC	64,982	603,775
Tate & Lyle PLC	5,289	50,273
Taylor Wimpey PLC	513,934	1,347,464
Tesco PLC (a)	9,663	22,907
Tullow Oil PLC (a)	7,960	18,850
Unilever PLC	19,371	1,079,903
Weir Group PLC	1,736	40,684
		20,062,278
United States – 0.01%
Ball Corp.	540	22,134
Total Common Stocks (Cost $129,736,714)		162,213,530

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 1.57%
Money Market Fund – 1.57%
First American Government Obligation Fund – Class Y, 0.39% (d)	2,563,143	$2,563,143
Total Investment Purchased with Proceeds
from Securities Lending (Cost $2,563,143)		2,563,143
Total Investments (Cost $132,299,857) – 101.16%		164,776,673
Liabilities in Excess of Other Assets – (1.16)%		(1,882,145)
TOTAL NET ASSETS – 100.00%		$162,894,528

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of security is out on loan.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $2,579,280, represents 1.58% of net assets.
(d)	Seven day yield as of May 31, 2017.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 14.06%
Australia – 0.08%
Gateway Lifestyle	59,553	$95,496

Austria – 0.46%
BUWOG AG – Vienna Exchange (a)	1,311	37,199
BUWOG AG – Xetra Exchange (a)	1,164	32,895
CA Immobilien Anlagen AG	18,957	452,672
		522,766
Bermuda – 1.23%
Brookfield Business Partners LP	1,218	32,279
Brookfield Property Partners LP	11,933	265,276
Hongkong Land Holdings Ltd.	95,518	721,997
Kerry Properties Ltd.	108,831	384,700
		1,404,252
Brazil – 0.17%
BR Malls Participacoes SA	51,272	188,865

Finland – 0.05%
Sponda OYJ	13,308	62,114

Germany – 0.43%
ADLER Real Estate AG (a)	18,414	311,010
TLG Immobilien AG	4,838	98,559
Vonovia SE	2,128	83,684
		493,253
Hong Kong – 4.45%
Henderson Land Development Co. Ltd.	149,805	967,104
Hysan Development Co. Ltd.	139,890	660,464
Sino Land Co. Ltd.	568,033	987,513
Swire Properties Ltd.	25,983	86,650
Wheelock & Co. Ltd.	315,838	2,361,751
		5,063,482
Israel – 0.22%
Azrieli Group Ltd.	4,750	255,557

Japan – 2.17%
Aeon Mall Co. Ltd.	20,943	392,046
Mitsubishi Estate Co. Ltd.	35,197	657,753
Mitsui Fudosan Co. Ltd.	59,874	1,415,421
		2,465,220

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Jersey – 0.04%
Atrium European Real Estate Ltd.	10,533	$47,131

Netherlands – 0.05%
Eurocommercial Properties NV	1,318	54,856

New Zealand – 0.21%
Argosy Property Ltd.	110,786	80,847
Kiwi Property Group Ltd.	46,931	47,860
Precinct Properties New Zealand Ltd.	135,000	115,270
		243,977
Philippines – 0.38%
Robinsons Land Corp.	296,391	147,450
SM Prime Holdings, Inc.	412,876	279,233
		426,683
Singapore – 1.49%
CapitaLand Ltd.	57,661	148,301
City Developments Ltd	55,520	426,963
United Industrial Corp. Ltd.	194,476	438,298
UOL Group Ltd.	65,221	329,937
Wing Tai Holdings Ltd.	253,010	348,475
		1,691,974
Sweden – 1.04%
Fabege AB	11,053	207,443
Fastighets AB Balder (a)	3,148	78,899
Hemfosa Fastigheter AB	2,948	30,608
Hufvudstaden AB	30,860	524,274
Kungsleden AB	56,411	341,128
		1,182,352
Switzerland – 0.73%
Allreal Holding AG (a)	1,781	328,599
PSP Swiss Property AG	3,221	303,991
Swiss Prime Site AG (a)	2,112	194,567
		827,157
Thailand – 0.22%
Central Pattana PLC	130,689	253,128

United Kingdom – 0.64%
Daejan Holdings PLC	8,322	727,517
Total Common Stocks (Cost $14,807,512)		16,005,780

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 85.01%
Australia – 7.21%
Abacus Property Group	47,854	$124,388
Astro Japan Property Group	107,959	535,864
BWP Trust	159,811	360,793
Charter Hall Retail REIT	29,018	93,720
Dexus	169,366	1,305,881
Goodman Group	81,156	511,861
GPT Group	57,846	224,976
Investa Office Fund	186,703	654,301
Scentre Group	511,886	1,617,514
Vicinity Centres	905,840	1,855,611
Westfield Corp.	146,141	919,555
		8,204,464
Belgium – 0.40%
Befimmo SA	1,257	74,042
Cofinimmo SA	1,871	226,374
Warehouses De Pauw CVA	1,460	149,033
		449,449
Canada – 2.27%
Artis Real Estate Investment Trust	4,019	39,004
Boardwalk Real Estate Investment Trust	916	32,514
Canadian Apartment Properties REIT	11,710	290,225
Dream Global Real Estate Investment Trust	21,298	164,286
Dream Office Real Estate Investment Trust	2,149	31,690
Granite Real Estate Investment Trust	13,048	494,256
H&R Real Estate Investment Trust	2,795	47,423
Morguard Real Estate Investment Trust	40,675	448,950
Pure Industrial Real Estate Trust	56,588	283,600
RioCan Real Estate Investment Trust	9,656	180,847
Smart Real Estate Investment Trust	25,255	575,452
		2,588,247
France – 2.66%
Affine SA	25,318	455,384
Gecina SA	7,186	1,103,980
Societe de la Tour Eiffel	2,148	141,400
Unibail-Rodamco SE	5,159	1,331,955
		3,032,719
Greece – 0.09%
Grivalia Properties Real Estate Investment Company AE	10,671	102,492

Guernsey – 0.03%
Schroder Real Estate Investment Trust Ltd.	33,987	28,464

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Hong Kong – 2.54%
Champion REIT	1,704,826	$1,111,018
Link REIT	163,276	1,287,829
Prosperity REIT	1,156,950	495,620
		2,894,467
Ireland – 0.27%
Green REIT PLC	189,537	306,966

Italy – 0.11%
Immobiliare Grande Distribuzione SIIQ SpA	132,419	123,094

Japan – 6.60%
Activia Properties, Inc.	44	203,078
Advance Residence Investment Corp.	85	225,551
Daiwa House REIT Investment Corp.	120	308,937
Daiwa Office Investment Corp.	122	621,326
Frontier Real Estate Investment Corp.	11	48,122
Fukuoka REIT Corp.	43	68,179
Global One Real Estate Investment Corp.	120	433,680
GLP J-Reit	40	45,119
Hankyu REIT, Inc.	85	110,630
Hoshino Resorts REIT, Inc.	9	46,481
Hulic Reit, Inc.	108	178,673
Japan Excellent, Inc.	54	64,002
Japan Hotel REIT Investment Corp.	2,150	1,559,268
Japan Logistics Fund, Inc.	101	217,252
Japan Prime Realty Investment Corp.	12	45,884
Japan Retail Fund Investment Corp.	54	104,908
Kenedix Office Investment Corp.	199	1,108,589
Mori Hills REIT Investment Corp.	127	162,059
Mori Trust Sogo Reit, Inc.	39	63,257
Nippon Accommodations Fund, Inc.	33	146,464
Nomura Real Estate Master Fund, Inc.	567	852,721
Orix JREIT, Inc.	87	137,791
Premier Investment Corp.	480	515,702
Sekisui House Reit, Inc.	141	178,344
United Urban Investment Corp.	48	70,620
		7,516,637
Netherlands – 0.34%
Vastned Retail NV	8,671	343,628
Wereldhave NV	831	40,088
		383,716
New Zealand – 0.13%
Goodman Property Trust	164,543	147,371

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Singapore – 3.77%
Cambridge Industrial Trust	246,448	$102,376
CapitaLand Commercial Trust	879,160	1,054,128
Fortune Real Estate Investment Trust	2,138,624	2,631,676
Mapletree Commercial Trust	108,937	121,654
Mapletree Logistics Trust	56,490	47,766
Starhill Global REIT	501,918	281,074
Suntec Real Estate Investment Trust	44,263	58,655
		4,297,329
South Africa – 0.49%
Fortress Income Fund Ltd.	44,360	118,366
Fortress Income Fund Ltd. – Class A	44,360	57,400
Hyprop Investments Ltd.	5,746	52,018
SA Corporate Real Estate Ltd.	789,234	332,995
		560,779
Spain – 0.17%
Merlin Properties Socimi SA	15,110	191,797

United Kingdom – 4.69%
Big Yellow Group PLC	76,904	781,297
British Land Co. PLC	84,662	691,981
Derwent London PLC	1,215	43,358
Great Portland Estates PLC	10,526	86,149
Hansteen Holdings PLC	151,384	251,419
Intu Properties PLC	67,630	237,284
Land Securities Group PLC	52,119	719,261
NewRiver REIT PLC	48,578	219,879
Segro PLC	37,748	244,867
Shaftesbury PLC	13,765	172,553
Tritax Big Box REIT PLC	518,033	984,499
UNITE Group PLC	16,700	135,649
Workspace Group PLC	68,139	774,337
		5,342,533
United States – 53.24%
Acadia Realty Trust	4,990	135,478
Agree Realty Corp.	26,242	1,194,798
Alexander’s, Inc. (b)	489	201,536
Alexandria Real Estate Equities, Inc.	1,532	178,754
American Assets Trust, Inc.	1,658	64,745
American Campus Communities, Inc.	12,011	570,042
American Homes 4 Rent	2,874	64,579
Apartment Investment & Management Co.	32,989	1,415,888
Apple Hospitality REIT, Inc.	18,723	350,495
Ashford Hospitality Prime, Inc.	332	3,194

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
United States – 53.24% (Continued)
AvalonBay Communities, Inc.	17,084	$3,267,144
Boston Properties, Inc.	452	54,837
Brandywine Realty Trust	4,915	85,668
Camden Property Trust	12,208	1,017,048
Care Capital Properties, Inc.	1,474	38,751
Colony NorthStar, Inc.	13,045	184,326
Columbia Property Trust, Inc.	35,571	768,334
CoreSite Realty Corp.	25,706	2,706,328
CubeSmart	5,053	126,123
CyrusOne, Inc.	1,299	73,082
DCT Industrial Trust, Inc.	2,528	133,251
DiamondRock Hospitality Co.	23,027	255,369
Digital Realty Trust, Inc.	4,957	585,868
Duke Realty Corp.	7,821	224,228
DuPont Fabros Technology, Inc.	24,861	1,358,156
Easterly Government Properties, Inc.	28,115	558,364
EastGroup Properties, Inc.	1,564	127,372
Education Realty Trust, Inc.	13,894	532,279
Empire State Realty Trust, Inc.	5,323	110,718
EPR Properties	17,597	1,247,803
Equinix, Inc.	3,189	1,406,381
Equity Commonwealth (a)	10,876	338,461
Equity LifeStyle Properties, Inc.	785	66,254
Equity Residential	15,805	1,028,747
Essex Property Trust, Inc.	1,564	401,823
Federal Realty Investment Trust	223	27,371
First Industrial Realty Trust, Inc.	2,739	79,102
Four Corners Property Trust, Inc.	35,900	883,858
Getty Realty Corp.	75,948	1,910,092
GGP, Inc.	37,778	841,694
Global Net Lease, Inc.	1,980	44,629
Government Properties Income Trust	2,461	53,158
Gramercy Property Trust	35,747	1,056,324
HCP, Inc.	1,380	43,249
Healthcare Realty Trust, Inc.	2,324	77,296
Healthcare Trust of America, Inc.	17,027	522,559
Highwoods Properties, Inc.	1,487	74,945
Host Hotels & Resorts, Inc.	90,267	1,623,903
Hudson Pacific Properties, Inc.	1,438	47,109
Kilroy Realty Corp.	8,517	623,615
Kimco Realty Corp.	28,267	495,803
LaSalle Hotel Properties	46,071	1,310,720
Liberty Property Trust	2,635	108,272
Life Storage, Inc.	15,365	1,150,839

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
United States – 53.24% (Continued)
LTC Properties, Inc.	17,489	$842,970
Macerich Co.	773	44,378
Mack-Cali Realty Corp.	29,803	793,058
Mid-America Apartment Communities, Inc.	26,674	2,719,148
Monmouth Real Estate Investment Corp. – Class A	5,546	80,972
National Health Investors, Inc.	18,158	1,371,292
NexPoint Residential Trust, Inc.	2,669	64,483
Paramount Group, Inc.	3,310	51,040
Park Hotels & Resorts, Inc.	13,055	336,036
Parkway, Inc.	12,274	244,744
Pennsylvania Real Estate Investment Trust	60,850	651,095
Physicians Realty Trust	140,990	2,867,737
Piedmont Office Realty Trust, Inc.	66,160	1,401,930
Prologis, Inc.	31,127	1,728,794
PS Business Parks, Inc.	7,545	952,783
Public Storage	5,099	1,098,070
QTS Realty Trust, Inc.	29,300	1,530,046
Quality Care Properties, Inc.	19,276	326,150
Realty Income Corp.	391	21,478
Regency Centers Corp.	2,178	132,553
Retail Properties of America, Inc.	36,861	453,390
Rexford Industrial Realty, Inc.	39,565	1,078,146
RLJ Lodging Trust	11,443	232,865
Ryman Hospitality Properties, Inc.	4,687	301,890
Senior Housing Properties Trust	20,967	443,242
Seritage Growth Properties (b)	3,300	129,525
Simon Property Group, Inc.	18,680	2,881,390
SL Green Realty Corp.	1,611	162,759
Spirit Realty Capital, Inc.	5,865	42,404
Summit Hotel Properties, Inc.	88,286	1,580,319
Sunstone Hotel Investors, Inc.	22,081	344,684
Tanger Factory Outlet Centers, Inc.	2,662	69,372
Taubman Centers, Inc.	17,433	1,066,028
Terreno Realty Corp.	2,200	71,896
UDR, Inc.	14,766	570,115
Urban Edge Properties	8,432	201,019
Urstadt Biddle Properties, Inc.	2,383	44,610
VEREIT, Inc.	5,668	46,874
Vornado Realty Trust	17,041	1,571,180
Washington Real Estate Investment Trust	3,612	116,704
Weingarten Realty Investors	1,731	52,086
WP Carey, Inc.	597	38,942
		60,608,959
Total Real Estate Investment Trusts (Cost $86,107,286)		96,779,483

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 0.14%
Money Market Fund – 0.14%
First American Government Obligation Fund – Class Y, 0.18% (c)	159,057	$159,057
Total Investment Purchased with Proceeds
from Securities Lending (Cost $159,057)		159,057

CLOSED-END FUNDS – 0.36%
Guernsey – 0.36%
F&C Commercial Property Trust Ltd.	48,091	92,014
Picton Property Income Ltd.	116,211	127,272
UK Commercial Property Trust Ltd.	164,872	186,512
Total Closed-End Funds (Cost $443,923)		405,798

RIGHTS – 0.01%
BUWOG AG – Vienna Exchange	1,311	4,654
BUWOG AG – Xetra Exchange	1,164	4,106
Total Rights (Cost $0)		8,760

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
LIQUIDATING TRUST – 0.07%
United States – 0.07%
Winthrop Realty Trust – Escrow (d)	9,590	$86,310
Total Liquidating Trust (Cost $93,940)		86,310
Total Investments (Cost $101,611,718) – 99.65%		113,445,188
Other Assets in Excess of Liabilities – 0.35%		397,950
TOTAL NET ASSETS – 100.00%		$113,843,138

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of security is out on loan.
(c)	Seven day yield as of May 31, 2017.
(d)	Illiquid security. The total market value of this security was $86,310, representing 0.07% of net assets.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AE	Anonymous Etairia is a Greek term for a limited company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders
CVA	Commanditaire Vennootschap op Aandelen is a Belium term for limited partnership with shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Gerstein Fisher Funds

Statement of Assets and Liabilities

Assets
Investments, at value (cost $204,952,223, $132,299,857 and $101,611,718, respectively)(1)
Cash
Foreign currencies (cost $0, $456,074 and $403,488, respectively)
Receivables:
Dividends and interest
Fund shares sold
Securities lending (Note 9)
Other assets
Total Assets

Liabilities
Payable for collateral on securities loaned
Payable to the Advisor
Payable to Custodian
Payable to affiliates
Payable for Fund shares redeemed
Accrued expenses and other liabilities
Total Liabilities
Net Assets
Net Assets Consist Of:
Paid-in capital
Accumulated undistributed net investment income (loss)
Accumulated net realized gain (loss)
Net unrealized appreciation on:
Investments
Foreign currency translation
Net Assets

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share(2)

(1)	Includes loaned securities with a value of:
(2)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee of the net amount of the redemption on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

May 31, 2017 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$296,472,549	$164,776,673	$113,445,188
—	111	481
—	370,649	408,947

420,679	837,920	221,551
106,624	36,631	90,484
40,885	4,614	418
10,559	15,059	21,365
$297,051,296	166,041,657	114,188,434

12,832,886	2,563,143	159,057
196,673	113,968	67,036
—	206,000	10,000
57,722	62,249	41,591
247,278	161,311	39,026
38,351	40,458	28,586
13,372,910	3,147,129	345,296
$283,678,386	$162,894,528	$113,843,138

$180,884,371	$131,178,095	$103,689,960
346,819	534,149	(1,243,972)
10,926,857	(1,302,490)	(440,627)

91,520,326	32,476,816	11,833,470
13	7,958	4,307
$283,678,386	$162,894,528	$113,843,138

14,298,747	11,340,488	10,374,779

$19.84	$14.36	$10.97

$12,575,121	$2,382,664	$154,195

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statement of Operations

Investment Income
Dividend income(1)
Interest income
Securities lending income net
Total investment income net

Expenses
Management fees
Administration and accounting fees
Transfer agent fees and expenses
Federal and state registration fees
Reports to shareholders
Custody fees
Legal fees
Audit and tax fees
Chief Compliance Officer fees and expenses
Trustees’ fees and related expenses
Other expenses
Total expenses before recoupment or waivers
Less (waivers) and recoupment by Adviser (Note 4)
Net expenses

Net Investment Income

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investments
Change in net unrealized appreciation (depreciation) on:
Investments
Foreign currency translation
Net Realized and Unrealized Gain on Investments
Net Increase in Net Assets from Operations

(1)	Net of foreign taxes withheld of $1,929, $245,317 and $108,471, respectively.

The accompanying notes are an integral part of these financial statements.

For the Six Months Ended May 31, 2017 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$1,831,396	$2,200,747	$2,127,508
1,673	838	1,072
130,087	8,576	5,822
1,963,156	2,210,161	2,134,402

1,164,636	622,434	350,663
127,979	92,770	71,188
68,882	56,252	42,843
11,808	9,703	7,831
7,733	6,744	4,668
7,201	32,950	19,736
6,831	6,920	6,832
5,461	7,390	6,205
5,174	5,265	5,174
2,919	2,919	2,919
9,374	5,947	5,493
1,417,998	849,294	523,552
(58,001)	(42,584)	16,498
1,359,997	806,710	540,050

603,159	1,403,451	1,594,352

10,944,981	1,141,092	(325,666)

18,710,339	24,799,370	7,608,308
13	35,331	16,775
29,655,333	25,975,793	7,299,417
$30,258,492	$27,379,244	$8,893,769

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2017	November 30,
	(Unaudited)	2016
From Operations
Net investment income	$603,159	$1,521,742
Net realized gain from investments	10,944,981	3,191,479
Net change in unrealized appreciation on
investments and foreign currency translation	18,710,352	5,302,905
Net increase in net assets from operations	30,258,492	10,016,126

From Distributions
Net investment income	(1,480,248)	(1,475,352)
Net realized gain on investments	(3,191,563)	(4,162,597)
Net decrease in net assets
resulting from distributions paid	(4,671,811)	(5,637,949)

From Capital Share Transactions
Proceeds from shares sold	19,417,639	46,326,393
Net asset value of shares issued
to distributions declared	4,606,212	5,548,487
Cost for shares redeemed*	(26,542,286)	(35,581,677)
Net increase (decrease) in net assets
from capital share transactions	(2,518,435)	16,293,203

Total Increase in Net Assets	23,068,246	20,671,380

Net Assets
Beginning of period	260,610,140	239,938,760
End of period	$283,678,386	$260,610,140

Accumulated Undistributed Net Investment Income	$346,819	$1,223,908

* Net of redemption fees of	$818	$6,538

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2017	November 30,
	(Unaudited)	2016
From Operations
Net investment income	$1,403,451	$2,044,250
Net realized gain (loss) from investments	1,141,092	(1,532,589)
Net change in unrealized appreciation (depreciation)
on investments and foreign currency translation	24,834,701	(10,298,645)
Net increase (decrease) in net assets from operations	27,379,244	(9,786,984)

From Distributions
Net investment income	(1,430,467)	(1,694,097)
Net decrease in net assets
resulting from distributions paid	(1,430,467)	(1,694,097)

From Capital Share Transactions
Proceeds from shares sold	14,040,129	41,837,510
Net asset value of shares issued
to distributions declared	1,410,402	1,643,329
Cost for shares redeemed*	(12,654,694)	(37,058,457)
Net increase in net assets from
capital share transactions	2,795,837	6,422,382

Total Increase (Decrease) in Net Assets	28,744,614	(5,058,699)

Net Assets
Beginning of period	134,149,914	139,208,613
End of period	$162,894,528	$134,149,914

Accumulated Undistributed Net Investment Income	$534,149	$561,165

* Net of redemption fees of	$359	$4,934

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2017	November 30,
	(Unaudited)	2016
From Operations
Net investment income	$1,594,352	$2,281,347
Net realized gain (loss) from investments	(325,666)	1,517,500
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translation	7,625,083	(1,059,315)
Net increase in net assets from operations	8,893,769	2,739,532

From Distributions
Net investment income	(1,731,906)	(2,249,797)
Net realized gain on investments	(835,627)	—
Net decrease in net assets
resulting from distributions paid	(2,567,533)	(2,249,797)

From Capital Share Transactions
Proceeds from shares sold	14,877,103	24,408,827
Net asset value of shares issued
to distributions declared	2,542,431	2,232,644
Cost for shares redeemed*	(10,447,659)	(17,134,842)
Net increase in net assets from
capital share transactions	6,971,875	9,506,629

Total Increase in Net Assets	13,298,111	9,996,364

Net Assets
Beginning of period	100,545,027	90,548,663
End of period	$113,843,138	$100,545,027

Accumulated Undistributed Net Investment Loss	$(1,243,972)	$(1,106,418)

* Net of redemption fees of	$2,180	$4,320

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Gerstein Fisher Multi-Factor® Growth Equity Fund

Financial Highlights

Six Months
Ended
May 31, 2017
(Unaudited)
Net Asset Value, Beginning of Period	$18.07

Income from investment operations:
Net investment income(1)	0.04
Net realized and unrealized gain on investments	2.05
Total from investment operations	2.09

Less distributions paid:
From net investment income	(0.10)
From net realized gain on investments	(0.22)
Total distributions paid	(0.32)
Paid-in capital from redemption fees (Note 2)(2)	0.00
Net Asset Value, End of Period	$19.84

Total Return(3)	11.74%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$283,678
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(4)	1.03%
After waiver, expense reimbursement, and recoupments(4)	0.99%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(4)	0.40%
After waiver, expense reimbursement, and recoupments(4)	0.44%
Portfolio turnover rate(3)	12.90%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period/Year

Year Ended November 30,
2016	2015	2014	2013	2012
$17.84	$18.77	$17.19	$13.29	$11.71

0.11	0.11	0.07	0.12	0.11
0.54	0.44	2.46	4.24	1.61
0.65	0.55	2.53	4.36	1.72

(0.11)	(0.07)	(0.11)	(0.11)	(0.02)
(0.31)	(1.41)	(0.84)	(0.35)	(0.12)
(0.42)	(1.48)	(0.95)	(0.46)	(0.14)
0.00	0.00	0.00	0.00	0.00
$18.07	$17.84	$18.77	$17.19	$13.29

3.78%	3.43%	15.50%	33.98%	14.91%

$260,610	$239,939	$223,818	$182,182	$124,345

1.06%	1.05%	1.03%	1.08%	1.16%
0.99%	1.00%	1.03%	1.08%	1.16%

0.57%	0.59%	0.40%	0.82%	0.85%
0.64%	0.64%	0.40%	0.82%	0.85%
22.06%	40.10%	58.82%	50.35%	64.34%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Financial Highlights

Six Months
Ended
May 31, 2017
(Unaudited)
Net Asset Value, Beginning of Period	$12.06

Income from investment operations:
Net investment income(2)	0.13
Net realized and unrealized gain (loss) on investments	2.30
Total from investment operations	2.43

Less distributions paid:
From net investment income	(0.13)
From net realized gain on investments	—
Total distributions paid	(0.13)
Paid-in capital from redemption fees (Note 2)(3)	0.00
Net Asset Value, End of Period	$14.36

Total Return(4)	20.33%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$162,895
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(5)	1.16%
After waiver, expense reimbursement, and recoupments(5)	1.10%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(5)	1.86%
After waiver, expense reimbursement, and recoupments(5)	1.92%
Portfolio turnover rate(4)	9.68%

(1)	The Fund commenced operations on January 27, 2012.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The ratio of expenses to average net assets include interest expenses. The annualized before and after waiver and expense reimbursement and recoupments was 1.18%.
(7)
The ratio of expenses to average net assets include interest expenses. The annualized before waiver and expense reimbursement and recoupments was 1.18%. The annualized after waiver and expense reimbursement and recoupment was 1.12%.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period/Year

						Period Ended
Year Ended November 30,						November 30,
2016		2015		2014	2013	2012(1)
$13.16		$14.03		$13.93	$10.82	$10.00

0.18		0.14		0.21	0.15	0.14
(1.12)		(0.20)		0.14	3.12	0.68
(0.94)		(0.06)		0.35	3.27	0.82

(0.16)		(0.28)		(0.24)	(0.16)	—
—		(0.53)		(0.01)	—	—
(0.16)		(0.81)		(0.25)	(0.16)	—
0.00		0.00		0.00	0.00	0.00
$12.06		$13.16		$14.03	$13.93	$10.82

(7.24)%		(0.20)%		2.56%	30.65%	8.20%

$134,150		$139,209		$120,714	$101,131	$67,976

1.19	%(7)	1.19	%(6)	1.18%	1.26%	1.37%
1.13	%(7)	1.19	%(6)	1.18%	1.27%	1.35%

1.38%		1.03%		1.50%	1.21%	1.61%
1.44%		1.03%		1.50%	1.20%	1.63%
36.19%		29.84%		50.99%	66.56%	179.13%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Financial Highlights

Six Months
Ended
May 31, 2017
(Unaudited)
Net Asset Value, Beginning of Period	$10.35

Income from investment operations:
Net investment income(2)	0.16
Net realized and unrealized loss on investments	0.72
Total from investment operations	0.88

Less distributions paid:
From net investment income	(0.18)
From net realized gain on investments	(0.08)
Total distributions paid	(0.26)
Paid-in capital from redemption fees (Note 2)(3)	0.00
Net Asset Value, End of Period	$10.97

Total Return(4)	8.67%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$113,843
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(5)	0.97%
After waiver, expense reimbursement, and recoupments(5)	1.00%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(5)	2.99%
After waiver, expense reimbursement, and recoupments(5)	2.96%
Portfolio turnover rate(4)	6.22%

(1)	The Fund commenced operations on April 30, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period/Year

			Period Ended
Year Ended November 30,			November 30,
2016	2015	2014	2013(1)
$10.24	$10.51	$9.04	$10.00

0.25	0.19	0.20	0.08
0.11	(0.03)	1.42	(1.04)
0.36	0.16	1.62	(0.96)

(0.25)	(0.43)	(0.15)	—
—	—	—	—
(0.25)	(0.43)	(0.15)	—
0.00	0.00	0.00	0.00
$10.35	$10.24	$10.51	$9.04

3.43%	1.65%	18.37%	(9.60%)

$100,545	$90,549	$77,825	$30,134

1.01%	1.03%	1.20%	1.72%
1.00%	1.00%	1.00%	1.00%

2.32%	1.78%	1.91%	0.84%
2.33%	1.81%	2.11%	1.56%
20.09%	8.52%	80.22%	139.05%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds
Notes to Financial Statements
May 31, 2017 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Gerstein Fisher Funds (the “Funds”) are comprised of the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, and each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Gerstein Fisher Multi-Factor® Growth Equity Fund and the Gerstein Fisher Multi-Factor® International Growth Equity Fund is long-term capital appreciation. The investment objective of the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund is total return (a combination of long-term capital appreciation and current income). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Gerstein Fisher Multi-Factor® Growth Equity Fund commenced operations on December 31, 2009 and began investing consistent with its investment objective on January 15, 2010. The Gerstein Fisher Multi-Factor® International Growth Equity Fund commenced operations January 27, 2012. The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund commenced operations on April 30, 2013. On July 21, 2016, Gerstein, Fisher & Associates, Inc. entered into a definitive agreement to be acquired by People’s Securities, Inc., a subsidiary of People’s United Bank, N.A.  The transaction closed on November 2, 2016.  At such time, Gerstein, Fisher & Associates, Inc. became a division of People’s Securities, Inc. and began operating as People’s Securities, Inc. doing business as Gerstein Fisher (the “Advisor”), the Funds’ investment advisor.  Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by the Advisor.  The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

day, the security is valued at the mean between the most recent quoted bid and ask prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices provided by a Pricing Service.  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.  All ETFs are valued at the last reported sales price on the exchange on which the security is principally traded.

Money market mutual funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges, the Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds.  The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges.  The Funds utilize a confidence interval when determining the use of the FVIS provided prices.  The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists.  FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Fund will value the particular security at that price.  If the FVIS provided price does

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the FASB Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

If market quotations are not readily available, security or other asset will be valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2017:

Gerstein Fisher Multi-Factor® Growth Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$283,174,429	$—	$—	$283,174,429
Short-Term Investments	465,234	—	—	465,234
Investments Purchased with
Proceeds from Securities Lending	12,832,886	—	—	12,832,886
Total Investments in Securities	$296,472,549	$—	$—	$296,472,549

* For further information regarding security characteristics, please see the Schedules of Investments.

It is the Fund’s policy to record transfers between levels at the end of the reporting period. During the period there were no transfers between levels for the Fund.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
	Level 1(1)	Level 2(1)	Level 3	Total
Assets:
Common Stocks*	$2,771,434	$159,442,096	$—	$162,213,530
Investments Purchased with
Proceeds from Securities Lending	2,563,143	—	—	2,563,143
Total Investments in Securities	$5,334,577	$159,442,096	$—	$164,776,673

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period. The following transfers were recorded this period.

Transfers into Level 1	$2,013,735
Transfers out of Level 1	(1,196,858)
Net transfers in and/or out of Level 1	$816,877

Transfers into Level 2	$1,196,858
Transfers out of Level 2	(2,013,735)
Net transfers in and/or out of Level 2	$(816,877)

(1)
Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using FVIS’s price for foreign securities. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
	Level 1(1)	Level 2(1)	Level 3	Total
Assets:
Common Stocks*	$1,678,238	$14,327,542	$—	$16,005,780
Real Estate Investment Trusts*	67,365,669	29,413,814	—	96,779,483
Closed-End Funds	405,798	—	—	405,798
Liquidating Trust	—	86,310	—	86,310
Rights	—	8,760	—	8,760
Investments Purchased with
Proceeds from Securities Lending	159,057	—	—	159,057
Total Investments in Securities	$69,608,762	$43,836,426	$—	$113,445,188

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period. The following transfers were recorded this period.

Transfers into Level 1	$3,918,880
Transfers out of Level 1	(1,645,916)
Net transfers in and/or out of Level 1	$2,272,964

Transfers into Level 2	$1,645,916
Transfers out of Level 2	(3,918,880)
Net transfers in and/or out of Level 2	$(2,272,964)

(1)
Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using FVIS’s price for foreign securities. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The Funds did not hold any Level 3 securities during the period.
(b) Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral.  The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times.  Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.  The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(d) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(e) Distributions to Shareholders

The Funds will distribute net investment income and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Funds charge a 1.00% redemption fee on the net amount of the redemption on shares held for 60 days or less. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(h) Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
(i) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on the tax advantage selection method.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Funds’ investments in domestic REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

(3)	Federal Tax Matters
The tax character of distributions paid during the years ended November 30, 2016 and November 30, 2015 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Growth Equity Fund
Year Ended November 30, 2015	$1,423,031	$16,352,734
Year Ended November 30, 2016	$1,475,352	$4,162,597

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
International Growth Equity Fund
Year Ended November 30, 2015	$2,298,930	$4,667,258
Year Ended November 30, 2016	$1,694,097	$—

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund
Year Ended November 30, 2015	$3,412,487	$—
Year Ended November 30, 2016	$2,249,797	$—

As of November 30, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
Cost basis of investments for
federal income tax purposes	$199,333,683	$129,112,840	$98,130,283
Gross tax unrealized appreciation	77,798,228	19,172,768	10,116,806
Gross tax unrealized depreciation	(5,251,880)	(12,365,203)	(7,964,709)
Net tax unrealized appreciation	72,546,348	6,807,565	2,152,097
Undistributed ordinary income	1,469,553	1,430,467	852,526
Undistributed long-term capital gain	3,191,433	—	834,787
Total distributable earnings	4,660,986	1,430,467	1,687,313
Other accumulated losses	—	(2,470,376)	(12,468)
Total accumulated gains	$77,207,334	$5,767,656	$3,826,942

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and mark-to-market passive foreign investment company (“PFIC”) adjustments.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund utilized $714,739 of short-term capital loss carryover in the fiscal year 2016.

At November 30, 2016, the Funds had the following capital losses remaining, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2016.

	Short-Term	Long-Term
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$1,978,950	$464,053

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2016, the following table shows the reclassifications made:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
Undistributed net
investment income (loss)	$(23)	$(5,047)	$(34,009)
Accumulated net
realized gain (loss)	$23	$5,047	$32,783
Paid-in capital	$—	$—	$1,226

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2016. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2016. At November 30, 2016, the fiscal tax years 2013 through 2016 remain open to examination for the Funds in the Funds’ major tax jurisdictions.

(4)	Investment Advisor

The Trust, on behalf of the Funds, has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund compensate the Advisor for its management services at the annual rate of 0.85%, 0.85% and 0.65%, respectively, of each Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses, through the expiration date listed below at the discretion of the Advisor and the Board of Trustees to the extent necessary to ensure that each Fund’s operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

	Expense
	Limitation Cap	Expiration Date
Gerstein Fisher Multi-Factor®
Growth Equity Fund	0.99%	November 2, 2018
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	1.10%	November 2, 2018
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	1.00%	November 2, 2018

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement; or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Advisor shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
November 2017	$0	$0	$33,534
November 2018	$116,654	$0	$23,705
November 2019	$162,722	$88,536	$4,997
May 2019	$58,001	$42,584	$0

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees and expenses incurred for the six months ended May 31, 2017, and owed as of May 31, 2017 are as follows:

Administration and Accounting	Incurred	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$127,979	$44,612
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$92,770	$33,763
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$71,188	$26,414

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

Transfer Agency	Incurred(1)	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$26,933	$9,238
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$25,426	$9,872
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$19,110	$6,462

(1)	These amounts do not include sub-transfer agency fees, therefore they do not agree to the amount on the Statement of Operations.

Custody	Incurred	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$7,201	$1,894
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$32,950	$16,549
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$19,736	$6,733

The Funds each have a line of credit with US Bank (see Note 8).
The Funds have entered into a securities lending agreement with US Bank (see Note 9).
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.
Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is a board member and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended May 31, 2017, and owed as of May 31, 2017 are as follows:

	Incurred	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$5,174	$1,979
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$5,265	$2,066
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$5,174	$1,982

(6)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

Gerstein Fisher Multi-Factor® Growth Equity Fund
	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
Shares sold	1,019,347	2,742,828
Shares reinvested	251,431	326,190
Shares redeemed	(1,392,285)	(2,095,591)
Net increase (decrease)	(121,507)	973,427

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

Gerstein Fisher Multi-Factor® International Growth Equity Fund
	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
Shares sold	1,073,589	3,357,954
Shares reinvested	115,418	127,350
Shares redeemed	(976,116)	(2,935,520)
Net increase	212,891	549,784

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
Shares sold	1,396,903	2,248,891
Shares reinvested	245,856	208,854
Shares redeemed	(978,764)	(1,593,276)
Net increase	663,995	864,469

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the six months ended May 31, 2017, are listed below. The Funds did not have any purchases or sales of long-term U.S. Government securities.

	Purchases	Sales
Gerstein Fisher Multi-Factor®
Growth Equity Fund	$35,248,529	$39,719,311

Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$16,813,828	$14,135,882

Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	$13,078,135	$6,680,552

(8)	Line of Credit

At May 31, 2017, the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund and Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund each had lines of credit in the amount of the lesser of 33.33% of the fair value of unencumbered assets of the Fund or $5,000,000, $10,000,000 and $4,000,000, respectively, which all mature August 11, 2017.  These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, US Bank.  Interest was accrued at the prime rate of 3.50% from December 1, 2016 through December 14, 2016, 3.75% from December 15, 2016 through March 15, 2017 and 4.00% thereafter.  There were no loans outstanding as of May 31, 2017.  The following table provides information regarding usage of the line of credit for the six months ended May 31, 2017.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Gerstein Fisher
Multi-Factor® Growth
Equity Fund	37	$978,027	$3,856	$3,602,000	3/15/2017

Gerstein Fisher
Multi-Factor®
International Growth
Equity Fund	28	$433,714	$1,255	$1,033,000	1/6/2017

Gerstein Fisher
Multi-Factor® Global Real
Estate Securities Fund	37	$153,081	$599	$585,000	2/16/2017

* Interest expense is included with other expenses on the Statement of Operations.

(9)	Securities Lending

Following terms of a securities lending agreement with the Funds’ custodian, the Funds may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

As of May 31, 2017, the market value of the securities on loan and value of collateral received for securities lending were as follows:

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

	Loaned Securities	Value of	% of
	Market Value	Cash Collateral	Net Assets
Multi-Factor® Growth Equity Fund	12,575,121	12,832,886	4.43%
Multi-Factor® International
Growth Equity Fund	2,382,664	2,563,143	1.46%
Multi-Factor® Global
Real Estate Securities Fund	154,195	159,057	0.14%

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Y (a money market fund subject to Rule 2a-7 under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of May 31, 2017. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required.
The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.
(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2017, Pershing, LLC, for the benefit of others, held the following percentage of each Fund’s outstanding shares:

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real
Growth Equity	Growth Equity	Estate Securities
Fund	Fund	Fund
47.94%	52.63%	50.74%

(11)	Regulatory Updates

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

Gerstein Fisher Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Gerstein Fisher Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended November 30, 2016 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Gerstein Fisher Multi-Factor® Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	1.42%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	1.66%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal year ended November 30, 2016, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Gerstein Fisher Multi-Factor® Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	30.49%

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has elected to pass through to its shareholders the foreign taxes paid for the year ended November 30, 2016 as follows:

			Foreign
	Foreign	Foreign	Paid Taxes
	Dividend Income	Taxes Paid	per share
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$3,975,050	$346,932	$0.0312

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3) for the tax year ended November 30, 2016.  The amounts designated as long-term capital gains were as follows:

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real
Growth Equity	Growth Equity	Estate Securities
Fund	Fund	Fund
Year Ended	Year Ended	Year Ended
November 30, 2016	November 30, 2016	November 30, 2016
$4,162,597	$ —	$ —

Ordinary Income Dividend and Foreign Tax Credit

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has made an election under Section 853 of the Internal Revenue Code to provide to its shareholders the benefit of foreign tax credits in the per share amount designated below.  Therefore, shareholders who must file a U.S. Federal Income tax return will be entitled to a foreign tax credit or itemized deduction in an amount equal to $0.0270 per share for each share owned on November 30, 2016, in computing their tax liability.  It is generally more advantageous to claim a credit than a deduction.

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-473-1155.

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	33	Professor and	Independent
615 E. Michigan St.		Term; Since		Chair, Department	Trustee, USA
Milwaukee, WI 53202		August 22,		of Accounting,	MUTUALS
Year of Birth: 1955		2001		Marquette University	(an open-end
				(2004–present).	investment
company with
one portfolio).

Gary A. Drska	Trustee	Indefinite	33	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
one portfolio).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years
Jonas B. Siegel	Trustee	Indefinite	33	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee,
Milwaukee, WI 53202		October 23,		Managing Director,	Gottex Trust
Year of Birth: 1943		2009		Chief Administrative	(an open-end
				Officer (“CAO”) and	investment
				Chief Compliance	company with
				Officer (“CCO”),	one portfolio)
				Granite Capital	(2010–2016);
				International Group,	Independent
				L.P. (an investment	Manager,
				management firm)	Ramius IDF
				(1994–2011).	fund complex
(two closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	33	President	Trustee,
615 E. Michigan St.	and	Term; Since		(2017–present);	Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	(an open-end
Year of Birth: 1962		2001		Officer (2016–	investment
				present); Executive	company with
				Vice President,	ten portfolios);
				U.S. Bancorp	Trustee, USA
				Fund Services,	MUTUALS
				LLC (1994–2017).	(an open-end
investment
company with
one portfolio).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	July 1,		Bancorp Fund
Year of Birth: 1960	Vice	2014		Services, LLC
	President			(2014–present);
	and			CCO (2003–2013)
	Anti-Money			and Senior Vice
	Laundering			President, Ariel
	Officer			Investments, LLC
(2010–2013).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years
Elizabeth B. Scalf**	Chief	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	Compliance	Term;		U.S. Bancorp
Milwaukee, WI 53202	Officer,	Effective		Fund Services,
Year of Birth: 1985	Vice	July 1,		LLC (February
	President	2017		2017–present);
	and			Vice President and
	Anti-Money			Assistant CCO,
	Laundering			Heartland Advisors,
	Officer			Inc. (December 2016–
January 2017);
Vice President and
CCO, Heartland Group,
Inc. (May 2016–
November 2016);
Vice President, CCO
and Senior Legal
Counsel (May 2016–
November 2016),
Assistant CCO and
Senior Legal Counsel
(January 2016–
April 2016), Senior
Legal and Compliance
Counsel (2013–2015),
Legal and Compliance
Counsel (2011–2013),
Heartland Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		May 29,		Bancorp Fund
Year of Birth: 1981		2015		Services, LLC
(2012–present).

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		January 22,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years
Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

**	Effective July 1, 2017, Elizabeth B. Scalf will replace Anita M. Zagrodnik as Chief Compliance Officer, Vice President and Anti-Money Laundering Officer of the Trust.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-473-1155. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30, are available without charge, either upon request by calling the Funds toll free at 1-800-473-1155 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-473-1155 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

GERSTEIN FISHER FUNDS

Investment Advisor	People’s Securities, Inc.
doing business as Gerstein Fisher
565 Fifth Avenue, 27th Floor
New York, New York 10017

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 5, 2014.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/John Buckel
John Buckel, President
Date    August 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date    August 1, 2017

By (Signature and Title)*    /s/Jennifer Lima
Jennifer Lima, Treasurer

Date    August 1, 2017

* Print the name and title of each signing officer under his or her signature.